Summary of Significant Accounting Policies (Details) - Schedule of estimated residual values	12 Months Ended
Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	Expected useful life
Land and building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	Shorter of 50 years or lease term
Furniture, fixtures and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Computer equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Motor vehicle [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	3 years